Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Staff advances	$ 61	$ 134
Prepayment for products	1,174	2,346
Advance to OEMs	14,285	16,939
Rental and other deposits	736	1,010
VAT recoverable	1,836	2,696
Receivable from an export/import agent		1,138
Investment of convertible bond	338	238
Cash loan	100	100
Others	354	366
Prepaid expenses and other current assets	18,884	25,160
Less: provision	(11,383)	(11,327)
Total	$ 7,501	$ 13,640